PARENT COMPANY - Statement of Comprehensive Income / (Loss) of Constellium SE (parent company only) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of condensed financial information of parent company [line items]
Revenue	€ 4,883	€ 5,907	€ 5,686
Gross profit	490	602	538
Selling and administrative expenses	(237)	(276)	(247)
Employee benefit expenses	(902)	(1,038)	(927)
Income from operations	125	255	404
Finance costs - net	(159)	(175)	(149)
(Loss) / income before income tax	(34)	82	222
Income tax benefit	17	(18)	(32)
Net (loss) / income	(17)	64	190
Other comprehensive (loss) / income	(14)	(49)	7
Total comprehensive (loss) / income	(31)	15	197
Parent
Disclosure of condensed financial information of parent company [line items]
Revenue	3	3	3
Gross profit	3	3	3
Selling and administrative expenses	(14)	(19)	(15)
Employee benefit expenses	(3)	(3)	(3)
Loss from recurring operations	(14)	(19)	(15)
Other income	0	0	0
Other expense	0	(3)	(3)
Income from operations	(14)	(22)	(18)
Finance costs - net	31	41	80
(Loss) / income before income tax	17	19	62
Income tax benefit	15	18	25
Net (loss) / income	32	37	87
Other comprehensive (loss) / income	0	0	0
Total comprehensive (loss) / income	€ 32	€ 37	€ 87